Listing of companies in the Group - Joint venture held by BW LPG Shipping FZCO (formerly known as BW LPG Infrastructure DMCC) (Details)	Dec. 31, 2025
BW LPG Shipping FZCO (formerly known as BW LPG Infrastructure DMCC) | BW Confidence Enterprise Private Limited
Listing of companies in the Group
Effective equity holding	50.00%